7. DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Details 2)	9 Months Ended
Sep. 30, 2017 USD ($)
Derivative Liabilities And Fair Value Measurements Details 1
Balance, January 1, 2017	$ 1,301,138
Transfers in due to issuance of liability warrants in connection with sale of common stock	1,003,870
Transfers in due to issuance of convertible notes and warrants with embedded conversion and reset options	798,429
Transfers out due to warrant exercise	(610,965)
Mark to market to September 30, 2017	(986,058)
Balance, September 30, 2017	1,506,414
Gain on change in warrant and derivative liabilities for the nine months ended September 30, 2017	$ 986,058